LM Institutional Fund Advisors I, Inc.
                SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 1, 2000

Effective September 1, 2000, the management fee for Western Asset Core Portfolio ("Core Portfolio") will be 0.45% of the first $500 million of average net assets of the Core Portfolio, 0.425% of the next $500 million of average net assets of the Core Portfolio and 0.40% of the average net assets of the Core Portfolio over $1 billion.

The Fund's current Annual Fund Operating Expenses are as follows:


Core Portfolio:            Institutional Class    Financial Intermediary Class
---------------            -------------------    ----------------------------
Management Fees                          0.45%                           0.45%
Distribution (12b-1) Fee                  None                           0.25%
Other Expenses                           0.06%                           0.06%
                                         -----                           -----
Total Annual Fund
Operating Expenses                       0.51%                           0.76%
Expense Reimbursement/
Waiver                                 (0.01)%                         (0.01)%
                                       -------                         -------
Net Expenses                             0.50%                           0.75%
                                         =====                           =====


Effective September 1, 2000, the management fee for Western Asset Core Plus Portfolio ("Core Plus Portfolio") will be 0.45% of the first $500 million of average net assets of the Core Plus Portfolio, 0.425% of the next $500 million of average net assets of the Core Plus Portfolio and 0.40% of the average net assets of the Core Plus Portfolio over $1 billion.

The Fund's current Annual Fund Operating Expenses are as follows:

Core Plus Portfolio:       Institutional Class    Financial Intermediary Class
--------------------       -------------------    ----------------------------
Management Fees                          0.45%                           0.45%
Distribution (12b-1) Fee                  None                           0.25%
Other Expenses                           0.20%                           0.20%
                                         -----                           -----
Total Annual Fund
Operating Expenses                       0.65%                           0.90%
Expense Reimbursement/
Waiver                                 (0.20)%                         (0.20)%
                                       -------                         -------
Net Expenses                             0.45%                           0.70%
                                         =====                           =====



 THIS SUPPLEMENT, DATED FEBRUARY 15, 2001, SUPERSEDES ALL PREVIOUS SUPPLEMENTS.